Long-Term Debt - Schedule of East West Bank Covenants (Details) - Revolving Credit Facility - 2024 Credit Agreement - Line of Credit $ in Millions	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)
Long-Term Debt
Debt periodic payment, principal	$ 1.0
Ratio of eligible accounts to the aggregate amount of credit advances		1.00
On or Before January 15, 2025
Long-Term Debt
Debt periodic payment, principal	1.0
On or Before April 15, 2025
Long-Term Debt
Debt periodic payment, principal	$ 2.0
As of June 30, 2024
Long-Term Debt
Minimum Liquid Assets ($ in millions)		$ 1.0
As of September 30, 2024
Long-Term Debt
Minimum Trailing Twelve Month EBITDA		5.0
Minimum Liquid Assets ($ in millions)		1.5
As of December 31, 2024
Long-Term Debt
Minimum Trailing Twelve Month EBITDA		3.5
Minimum Liquid Assets ($ in millions)		$ 1.5
Revolving Credit Availability (as of each month end)		1.00
As of March 31, 2025
Long-Term Debt
Minimum Trailing Twelve Month EBITDA		$ 5.5
Minimum Liquid Assets ($ in millions)		$ 2.0
Revolving Credit Availability (as of each month end)		1.50
As of June 30, 2025
Long-Term Debt
Minimum Trailing Twelve Month EBITDA		$ 7.5
Minimum Liquid Assets ($ in millions)		$ 2.0
Minimum Fixed Charge Coverage Ratio		1.25
Revolving Credit Availability (as of each month end)		2.00